Cover	Sep. 30, 2023	Jan. 24, 2023
Cover [Abstract]
Document Period End Date		Jan. 24, 2023
Document Type		8-K
Entity Registrant Name		Arrowhead Pharmaceuticals, Inc.
Entity File Number		001-38042
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		46-0408024
Entity Address, Address Line One		177 E. Colorado Blvd
Entity Address, Address Line Two		Suite 700
Entity Address, City or Town		Pasadena
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		91105
City Area Code		626
Local Phone Number		304-3400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		ARW
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000879407
Amendment Flag		false
Current Fiscal Year End Date	--09-30